Mar. 16, 2020

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Communications Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® International Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced Commodity Strategy Fund

DWS Equity 500 Index Fund

DWS ESG Core Equity Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS ESG Liquidity Fund

DWS Floating Rate Fund

DWS Global High Income Fund

DWS Global Income Builder Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DWS Health and Wellness Fund

DWS High Income Fund

DWS Intermediate Tax-Free Fund

DWS International Growth Fund

DWS Large Cap Focus Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Money Market Prime Series

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Assets Fund

DWS RREEF Real Estate Securities Fund

DWS S&P 500 Index Fund

DWS Science and Technology Fund

DWS Short Duration Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Strategic High Yield Tax-Free Fund

DWS Total Return Bond Fund

Investors Cash Trust

DWS Treasury Portfolio

Deutsche DWS Variable Series I:

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

The following disclosure is added under the "MAIN RISKS" section of the summary prospectus and within the summary section and the "FUND DETAILS" section of the fund's prospectus:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt US and world economies and markets and may have significant adverse direct or indirect effects on the fund and its investments. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain.

The fund could lose money due to the effects of a market disruption. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.